LEASES (Tables)	12 Months Ended
Dec. 31, 2019
LEASES
Schedule of items related to operating lease in consolidated balance sheet

	December 31, 2019	December 31, 2019
	RMB	US$
		(Note 3)
Operating lease right-of-use assets	9,257,604	1,329,772
Operating lease liabilities- current portion	3,407,670	489,481
Operating lease liabilities-non-current portion	6,251,705	898,001

Schedule of lease cost

	Classification in Consolidated
	Statements of Operations
	and Comprehensive Loss	December 31, 2019	December 31, 2019
		RMB	US$
			(Note 3)
Operating lease cost	Operating expenses	1,606,340	230,736
Cost of other leases with terms less than one year	Operating expenses	82,232	11,812
Total		1,688,572	242,548

Schedule of maturities of operating lease liabilities

	December 31, 2019	December 31, 2019
	RMB	US$
		(Note 3)
Due within one year	3,779,845	542,941
Due in the second year	3,995,768	573,956
Due in the third year	2,502,839	359,510
Total lease payments	10,278,452	1,476,407
Less: imputed interest	(619,077)	(88,925)
Total	9,659,375	1,387,482

Schedule of supplemental cash flow information related to operating leases

	December 31, 2019	December 31, 2019
	RMB	US$
		(Note 3)
Cash paid for amounts included in the measurement of operating lease liabilities	1,271,769	182,678